Note 23 - Parent Company Only Financial Information (Details) - Condensed Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income (loss)	$ 530,000	$ 1,253,000	$ 755,000	$ (19,034,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock compensation expense	168,000	112,000	147,000	68,000
Net cash used in operating activities	933,000	(1,339,000)	56,000	4,695,000
INVESTING ACTIVITIES—
Net cash used in investing activities	(19,980,000)	221,000	9,992,000	45,748,000
FINANCING ACTIVITIES:
Proceeds from issuance of common stock				47,592,000
Net cash provided by financing activities	(125,000)	(36,301,000)	(47,240,000)	(7,051,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,172,000)	(37,419,000)	(37,192,000)	43,392,000
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents	23,435,000	42,380,000	42,607,000	79,799,000
Parent Company [Member]
OPERATING ACTIVITIES:
Net income (loss)			755,000	(19,034,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed net (income) loss of Bank			(1,284,000)	18,301,000
Stock compensation expense			147,000	68,000
Other assets			221,000	303,000
Accrued expenses and other liabilities			29,000	(139,000)
Net cash used in operating activities			(132,000)	(501,000)
INVESTING ACTIVITIES—
Investment in Bank			(1,147,000)	(44,843,000)
Loan to Bank, net of repayments				428,000
Net cash used in investing activities			(1,147,000)	(44,415,000)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock				47,592,000
Net cash provided by financing activities				47,592,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			(1,279,000)	2,676,000
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents			1,494,000	2,773,000
Parent Company [Member] | Beginning of Period [Member]
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents			2,773,000	97,000
Parent Company [Member] | End of Period [Member]
CASH AND CASH EQUIVALENTS:
Cash and Cash Equivalents			$ 1,494,000	$ 2,773,000